Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
C000168177
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000026761
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares
C000026763
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000026762
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,329	$ 11,183	$ 11,428	$ 12,452	$ 12,502	$ 11,426	$ 10,739	$ 10,780	$ 10,612	$ 10,303	$ 10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Federated Investors Inc. Index: ICE BofA US 6-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Account Value	$ 11,724	11,111	10,781	10,772	10,752	10,502	10,256	10,122	10,057	10,015	10,000
Federated Investors Inc. Index: ICE BofA US 6-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Account Value	$ 11,724	11,111	10,781	10,772	10,752	10,502	10,256	10,122	10,057	10,015	10,000
Federated Investors Inc. Index: ICE BofA US 6-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Account Value	$ 11,724	11,111	10,781	10,772	10,752	10,502	10,256	10,122	10,057	10,015	10,000
Federated Investors Inc. Index: ICE BofA US 6-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Account Value	$ 11,724	$ 11,111	$ 10,781	$ 10,772	$ 10,752	$ 10,502	$ 10,256	$ 10,122	$ 10,057	$ 10,015	$ 10,000